Document and Entity Information	Feb. 28, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Feb. 28, 2026
Entity Central Index Key	0000722574
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Investment Company Type	N-1A